Lease Liability (Tables)	12 Months Ended
Jun. 30, 2026
Lease Liability [Abstract]
Schedule of Lease Liability
	30 June 2026 $	30 June 2025 $
Lease liability – Current	6,244	11,870
Lease liability – Non-Current	7,614	14,208
	13,858	26,078

Schedule of Long Term Agreement for the Lease

ECM Lithium has entered into a long term agreement for the lease of a vehicle effective 1 August 2022 expiring on 31 July 2027.

		Less than 6 months $	6 – 12 months $	Between 1 and 2 years $	Between 2 and 5 years $	Total contractual cashflows $	Carrying amount of lease liabilities $
Lease liability
	2026	6,734	6,734	1,122	-	14,591	13,858
	2025	6,932	6,932	15,019	-	28,883	26,078